Note 14 - Shareholders' Equity - Summary of Warrant Activity 1 (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Outstanding, warrants (in shares)	4,135,911	2,936,234	2,936,234	2,469
Outstanding, weighted average exercise price (in dollars per share)	$ 34.42	$ 48.12	$ 48.12	$ 56,103.87
Outstanding, weighted average remaining contractual term (Year)	4 years 18 days	4 years 9 months 29 days	6 years 18 days	5 years 29 days
Issued during the year (in shares)	0	382	1,199,677	2,933,765
Issued, weighted average exercise price (in dollars per share)	$ 0	$ 81.18	$ 0.88	$ 0.95
Expired, warrants (in shares)	0	0
Expired, weighted average exercise price (in dollars per share)	$ 0	$ 0
Outstanding, warrants (in shares)	4,135,911	2,936,616	4,135,911	2,936,234
Outstanding, weighted average exercise price (in dollars per share)	$ 34.42	$ 48.13	$ 34.42	$ 48.12
Exercisable, warrants (in shares)	4,135,911	2,936,616	4,135,911
Exercisable, weighted average exercise price (in dollars per share)	$ 34.42	$ 48.13	$ 34.42
Exercisable – December 31, 2025 (Year)	4 years 18 days	4 years 9 months 29 days	6 years 18 days